Other non-current liabilities and employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Cash and cash equivalents	100.00%	3.00%
Equity securities	0.00%	60.00%
Debt securities	0.00%	37.00%
Total	100.00%	100.00%